Related parties (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Summary of Key Management Personnel Compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2022	2021
Salaries, wages and benefits	486	610
Share-based payments	1,131	743
Supervisory Board’s fees	95	245
Total compensation to related parties	1,712	1,598